NOTES PAYABLE RELATED PARTY (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019	Jan. 27, 2019
Short term portion
Short term Notes payable - related party	$ 452,000	$ 452,000	$ 207,000
Long term portion
Long term Notes payabe - related parties	2,198,000	1,975,000	2,251,000
Tom Ochocki [Member]
Short term portion
Short term Notes payable - related party	2,198,000	1,975,000	2,023,000
Long term portion
Long term Notes payabe - related parties	2,198,000			$ 2,023,022
Estate Of Sally Pappalardo [Member]
Long term portion
Long term Notes payabe - related parties		0	123,000
Note payable - related parties	235,000	235,000	112,000
Dan Pappalardo [Member]
Short term portion
Short term Notes payable - related party	$ 217,000	217,000	95,000
Long term portion
Long term Notes payabe - related parties		$ 0	$ 105,000